J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.17

Data Compare Summary (Total)
Run Date - 11/17/2025 7:26:26 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	4	278	1.44%	278
State	0	278	0.00%	278
Zip	0	278	0.00%	278
Note Date	0	278	0.00%	278
Original Loan Amount	0	278	0.00%	278
Amortization Term	0	278	0.00%	278
Original Interest Rate	0	278	0.00%	278
Borrower Qualifying FICO	2	278	0.72%	278
Coborrower Qualifying FICO	2	187	1.07%	278
Amortization Type	0	278	0.00%	278
Representative FICO	2	278	0.72%	278
Property Type	2	278	0.72%	278
Lien Position	0	278	0.00%	278
Occupancy	0	278	0.00%	278
Purpose	1	278	0.36%	278
Appraised Value	0	278	0.00%	278
Contract Sales Price	6	278	2.16%	278
Balloon Flag	0	278	0.00%	278
Original CLTV	1	278	0.36%	278
Original LTV	1	278	0.36%	278
Origination Channel	0	278	0.00%	278
Appraisal Effective Date	1	278	0.36%	278
Investor: Qualifying Total Debt Ratio	2	278	0.72%	278
Initial Rate Lock Date	42	278	15.11%	278
Refi Purpose	0	1	0.00%	278
Total	66	6,582	1.00%	278